Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Computation of Basic and Diluted Earnings Per Share

The computation of basic and diluted earnings per share for the quarters ended December 28, 2012 and December 30, 2011 is as follows:

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Basic Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Weighted-average shares outstanding	233	231
Effect of vested deferred stock units	—	1

Basic weighted-average shares outstanding	233	232

Basic earnings per share	$0.45	$0.40

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Diluted Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Basic weighted-average shares outstanding	233	232
Effect of dilutive securities:
Stock options	2	2
Restricted stock	1	2

Diluted weighted-average shares outstanding	236	236

Diluted earnings per share	$0.44	$0.39

The computation of basic and diluted earnings per share for fiscal 2012, 2011 and 2010 is as follows:

(in millions, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Weighted-average shares outstanding	231	231	231
Effect of vested deferred stock units	1	1	1

Basic weighted-average shares outstanding	232	232	232

Basic earnings per share	$1.70	$1.62	$1.03

Diluted Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Basic weighted-average shares outstanding	232	232	232
Effect of dilutive securities:
Stock options	2	2	2
Restricted stock	2	2	2

Diluted weighted-average shares outstanding	236	236	236

Diluted earnings per share	$1.67	$1.59	$1.01